UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

James I. Ladge

45 Milk Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 338-0700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

APPLETON EQUITY GROWTH FUND Semi Annual Report June 30, 2012 (Unaudited)

Investment Adviser	Administrator
Appleton Partners, Inc.	J.P. Morgan
45 Milk Street, Eighth Floor	70 Fargo Street
Boston, MA 02109	Boston, MA 02210

Dear Shareholder,

The second quarter of 2012 was a capricious one for the S&P 500 Index as the measure finished -2.75% to bring the first half return to 9.49%. The volatility experienced in the second quarter came after a steady rise up in the first quarter, which saw the S&P finish up 12.59%, touching levels not seen since mid-2008. The Appleton Equity Growth Fund, net of fees, finished the first half with a return of 10.50%, besting the S&P 500 by just over 1%. The majority of the outperformance can be attributed to stock selection, particularly in Healthcare and Consumer Discretionary names. Looking at the impact of sector weightings, the Fund’s moderate underweight in the Energy sector also positively contributed to performance. On the downside, the fund’s continued underweight in the Financials sector was the largest drag on performance as the majority of the sector enjoyed a bounce back from an extremely oversold position to start the year. Stock selection in the Industrials and Financials sectors detracted slightly from the total return as well. Below, we offer a look back at the first half along with some thoughts on the period ahead.

The first quarter of the year brought hope to investors as many felt that the US markets had decoupled from Europe and better than expected economic data was welcomed. In February, the well-publicized and widely feared Greek default became reality, but was greeted with little reaction. The default had been largely priced into markets and many investors were relieved to put the situation to rest. Domestically, housing and employment numbers showed signs of bottoming and though they remained below pre-recession levels, they were regarded as improving. Finally, a number of economic indicators released by China showed that their economy would avoid a hard landing, which many feared would anchor the growth of economies worldwide.

The S&P continued its ascent into early April but familiar concerns regarding the contagion effect in Europe, weaker economic numbers globally, and a gridlocked political landscape at home all began to resurface. The bulk of the second quarter’s losses came in May as the stock market slid due to the deteriorating situation in the Eurozone, where government bond yields in peripheral countries were rising and Spain’s government sought a bailout for its banking sector. The market bottomed in early June and rebounded to produce solid gains for the month, but not enough to offset losses in May. Volatility has been the one constant as the appetite for risk that returned in the first quarter was replaced with more “risk-off” trading in the second.

Progress on the European debt situation remains essentially stagnant. Elections in France and Greece highlighted the delicate balance between growth and austerity as the people voted for parties that would challenge any previously agreed to bailout packages. Alternatively, Germany and Merkel remain steadfast in their demands that more controls be put in place before any more money be spent. The leaders’ summit at the end of June produced some further framework concepts such as centralized banking and Eurobonds, but the ECB has been void of action. Meanwhile, Spain and its contagion risks have come to the forefront as yields on their debt have spiked to 7%. Liquidity fears and a deepening of Europe’s recession remain concerns, and are likely dampening corporate profit and economic forecasts as well as hiring in the US.

The US unemployment rate has remained static at 8.2% since the end of last quarter. The improvements in economic data the market used as a spring board earlier in the year have reversed course. For the past three months non-farm payroll increases have been less than 100,000 per month, all below consensus estimates, and wage growth has been equally tepid. While jobs are at least increasing, the slowing rate is likely to further impact consumer spending. Additionally, 25,000 of the jobs added in June were only temporary jobs, suggesting that corporations are growing more cautious as economic outlook has dimmed and 2013 tax policies are likely to be uncertain until after the election. Of the twenty US economic data points released in June, fourteen have come in below expectations, further highlighting a weakening trend that was punctuated by the ISM manufacturing index slipping below 50 for the first time since 2009 (a figure below 50 indicates contraction versus expansion). The situation globally is not any better as seventeen out of twenty-four countries reported manufacturing PMI’s below 50, while China again cut interest rates in an attempt to stimulate growth.

Is the weak data enough to be a blessing in disguise that could spur some action by our government? The looming fiscal turmoil we face in 2013 due to expiring tax cuts and automatic spending cuts is certainly dampening outlook, but due to a deep divide in the parties no progress is expected in Washington until after the election. Likewise, it is extremely unlikely any consensus interim fiscal stimulus will be devised before then, thus investors continue to look to the Fed for a monetary response. While growth is anemic, it is unclear if the situation is dire enough for the Fed to agree to take further action in the form of QE3 or otherwise. The Fed could alter their policy language or extend current initiatives, but QE2 and Operation Twist have debatably not had their true desired effect due to a lack of lending by banks. Additionally, many would argue that another dose of easing has already been priced into the markets, muting any impact it might have. With rates already near zero, Chairman Bernanke essentially pleaded with Congress in his latest testimony to take some fiscal action, an indication he is likely at the end of his rope with his current strategy. Unfortunately, it is unlikely that any impactful policy solution will be enacted in the near-term.

The markets are apt to remain in a holding pattern until there is further clarity in Europe and in our own election results and subsequent fiscal planning. Declining commodity prices and the likelihood that we have witnessed the bottoming of home prices could give optimism to consumers, however until we begin to see resolution of the major issues at hand, volatility should persist in likely range bound markets. In light of the uncertainty, the Fund’s cash position has been taken up to 6.4% and our strategy is to remain vigilant in the near-term, with an eye towards opportunities for emphasizing growth in the long-term.

Sincerely,

James I. Ladge, CFA
President

APPLETON EQUITY GROWTH FUND

Tabular Presentation of Portfolio of Investments As of June 30, 2012 (Unaudited)
Sector	% of Net Assets
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.4%
Energy	9.3%
Financials	10.0%
Healthcare	12.4%
Industrials	11.5%
Information Technology	19.4%
Materials	6.6%
Telecommunication Services	2.3%
Money Market Mutual Fund	6.4%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS -93.8%
	CONSUMER, CYCLICAL - 11.9%
3,175	McDonald’s Corp.	$281,083
500	priceline.com, Inc.*	332,260
6,500	The Home Depot, Inc.	344,435
8,750	TJX Cos., Inc.	375,637
3,200	Under Armour, Inc. - Class A*	302,336

		1,635,751

	CONSUMER, NON-CYCLICAL - 10.4%
5,600	Church & Dwight Co., Inc.	310,632
2,850	Colgate-Palmolive Co.	296,685
3,500	Costco Wholesale Corp.	332,500
6,000	Kraft Foods, Inc. - Class A	231,720
3,700	PepsiCo, Inc.	261,442

		1,432,979

	ENERGY - 9.3%
3,200	Continental Resources, Inc.*	213,184
2,150	Core Laboratories N.V.	249,185
4,360	Exxon Mobil Corp.	373,085
3,500	National Oilwell Varco, Inc.	225,540
3,500	Schlumberger Ltd.	227,185

		1,288,179

	FINANCIALS - 10.0%
4,750	American Tower Corp. REIT	332,073
5,100	Bank of Nova Scotia	264,129
7,000	JPMorgan Chase & Co.	250,110
2,400	The Goldman Sachs Group, Inc.	230,064
9,000	Wells Fargo & Co.	300,960

		1,377,336

	HEALTHCARE - 12.4%
4,000	Abbott Laboratories	257,880
5,500	Cerner Corp.*	454,630
3,600	Edwards Lifesciences Corp.*	371,880
6,100	Express Scripts Holding Co.*	340,563
2,400	Perrigo Co.	283,032

		1,707,985

	INDUSTRIALS - 11.5%
4,575	Caterpillar, Inc.	388,463
13,500	CSX Corp.	301,860
13,000	General Electric Co.	270,920
3,250	Roper Industries, Inc.	320,385
1,600	W.W. Grainger, Inc.	305,984

		1,587,612

	INFORMATION TECHNOLOGY - 19.4%
5,900	Akamai Technologies, Inc.*	187,325
3,000	ANSYS, Inc.*	189,330
1,145	Apple, Inc.*	668,680
10,000	EMC Corp.*	256,300
550	Google, Inc. - Class A*	319,038
1,950	International Business Machines Corp.	381,381
5,000	QUALCOMM, Inc.	278,400

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS, Continued

June 30, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS -93.8% (Continued)
	INFORMATION TECHNOLOGY - 19.4% (Continued)
3,250	Visa, Inc. - Class A	$401,798

		2,682,252

	MATERIALS - 6.6%
2,800	Agrium, Inc.	247,716
3,000	BHP Billiton, Ltd.- ADR	195,900
4,500	E.I. du Pont de Nemours & Co.	227,565
2,175	Praxair, Inc.	236,488

		907,669

	TELECOMMUNICATION SERVICES - 2.3%
7,150	Verizon Communications, Inc.	317,746

	TOTAL COMMON STOCKS

	(COST $9,540,407)	$12,937,509

	Money Market Mutual Fund - 6.4%
880,044	Fidelity Money Market Fund
	(Cost $880,044)	880,044

	TOTAL INVESTMENT SECURITIES - 100.2% (Cost $10,420,451)	$13,817,553

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(26,261)

	NET ASSETS— 100.0%	$13,791,292

*	Non-income producing security

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investment securities:
At acquisition cost	$	10,420,451

At market value	$	13,817,553

Dividends receivable		9,568
Receivable for shares sold		406
Other assets		10,420

TOTAL ASSETS		13,837,947

LIABILITIES
Payable to Adviser		2,781
Payable to other affiliates		18,661
Professional Fees		15,798
Other accrued expenses and liabilities		9,415

TOTAL LIABILITIES		46,655

NET ASSETS	$	13,791,292

NET ASSETS CONSIST OF
Paid-in capital	$	11,795,975
Accumulated undistributed net investment loss		(8,972)
Accumulated net realized losses from security transactions		(1,392,813)
Net unrealized appreciation on investments		3,397,102

NET ASSETS	$	13,791,292

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)		1,597,426

Net asset value, offering price and redemption price per share	$	8.63

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$94,269
Foreign taxes withheld on dividends	(1,218)

TOTAL INVESTMENT INCOME	93,051

EXPENSES
Investment advisory fees	67,974
Distribution expenses	16,994
Accounting services fees	14,959
Professional fees	12,465
Administration fees	11,966
Transfer agent fees	15,707
Trustees’ fees and expenses	13,712
Custodian fees	6,408
Postage and supplies	2,743
Reports to shareholders	1,995
Insurance expense	1,507
Registration fees	95

TOTAL EXPENSES	166,525
Fees waived and expenses reimbursed by Adviser	(64,502)

NET EXPENSES	102,023

NET INVESTMENT LOSS	(8,972)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	(177,268)
Net change in unrealized appreciation/depreciation on investments	1,484,697

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,307,429

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,298,457

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
FROM OPERATIONS
Net investment loss	$(8,972)	$(45,445)
Net realized gains/(losses) from security transactions	(177,268)	570,986
Net change in unrealized appreciation/depreciation on investments	1,484,697	(1,121,135)

Net increase/(decrease) in net assets from operations	1,298,457	(595,594)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	995,641	1,512,395
Payments for shares redeemed	(807,813)	(1,445,816)

Net increase in net assets from capital share transactions	187,828	66,579

TOTAL INCREASE IN NET ASSETS	1,486,285	(529,015)

NET ASSETS
Beginning of period	12,305,007	12,834,022

End of period	$13,791,292	$12,305,007

ACCUMULATED NET INVESTMENT LOSS	$(8,972)	$-

CAPITAL SHARE ACTIVITY
Sold	118,075	186,591
Redeemed	(95,209)	(185,015)

Net increase in shares outstanding	22,866	1,576
Shares outstanding, beginning of period	1,574,560	1,572,984

Shares outstanding, end of period	1,597,426	1,574,560

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
Net asset value at beginning of period	$7.81	$8.16	$6.82	$5.52	$8.97		$7.56

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.03)	(0.02)	(0.01)	0.00	(a)	0.04
Net realized and unrealized gains (losses) on investments	0.83	(0.32)	1.36	1.31	(3.45)		1.41

Total from investment operations	0.82	(0.35)	1.34	1.30	(3.45)		1.45

Less distributions:
Dividends from net investment income	-	-	-	-	(0.00)	(a)	(0.04)

Net asset value at end of period	$8.63	$7.81	$8.16	$6.82	$5.52		$8.97

Total return	10.50%	(4.29%)	19.65%	23.55%	(38.41%)		19.15%

Net assets at end of period	$13,791,292	$12,305,007	$12,834,022	$10,287,384	$7,650,640		$11,841,942

Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%		1.50%

Ratio of net investment income (loss) to average net assets	(0.13%)	(0.35%)	(0.30%)	(0.25%)	0.06%		0.50%

Portfolio turnover rate	11%	31%	38%	62%	40%		36%

(a)	Amount rounds to less than $0.01.

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1. Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund’s significant accounting policies:

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The strategy of the Fund is to invest in Level 1 securities. The Fund’s Board of Trustees has adopted a Fair Valuation policy should there be an exception to this strategy and in that event, has delegated authority to the members of the Valuation Committee (“FVC”) to make fair value determinations. In the event it would be necessary to do so, the FVC would make fair value determinations and provide recommendations to the Board of Trustees. The FVC includes Grady Hedgespeth, Douglas Chamberlain, and James Ladge.

In the event that fair value determinations would be necessary, the FVC would follow fair valuation guidelines that contain standing recommendations, approved by the Board of Trustees. Fair valuation determinations made under standing recommendations would be reported on a regular, likely quarterly basis, to the Board of Trustees. Pricing decisions, processes, and controls over fair value determinations would then be subject to internal and external reviews, by individuals connected with the management of the Fund, appointed in that event.

Fair valuation determinations that require greater levels of judgment would be referred to the FVC. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs might include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. In the event that the situation were to warrant it, discounts might also be applied due to the nature or duration of any restrictions on the disposition of the investments.

In the event it were necessary, the FVC would monitor the results of fair valuation determinations and regularly report the results to the Fund’s Board of Trustees. A description of the update process to fair valuation guidelines that may occur periodically based upon back-testing results or industry best practices would be determined at that time.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Total Investment in Securities #	$12,937,509	$880,044	$-	$13,817,553

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2012.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Portfolio of Investments (“POI”). Level 2 consists of a Money Market Mutual Fund. Please refer to the POI for industry specifics of the portfolio holdings.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders – Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions – Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates – The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

There were no distributions paid during the fiscal years ended December 31, 2011 and 2010.

The following information is computed on a tax basis as of December 31, 2011:

Tax cost of portfolio investments	$	10,430,776

Gross unrealized appreciation on investments	$	2,492,123
Gross unrealized depreciation on investments		(579,718)

Net unrealized appreciation on investments		1,912,405
Capital loss carryforwards		(1,215,545)

Total accumulated earnings	$	696,860

The capital loss carryforwards in the above table expire as follows:

Amount	December 31,
$1,215,545	2017

These capital loss carryforwards may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

During the year ended December 31, 2011, the Fund utilized capital loss carryforwards of $570,986.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

As of June 30, 2012, the Fund’s Federal tax cost of investment securities was $10,420,451 resulting in a net realized appreciation of $3,397,102 derived from $3,657,808 of unrealized gross appreciation less $260,706 gross unrealized depreciation.

2. Investment Transactions

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,384,673 and $1,496,360, respectively.

3. Transactions with Affiliates

Certain Trustees and Officers of the Trust are also Officers of Appleton Partners, Inc. (the Adviser) or JPMorgan Chase Bank, N.A. (JPMorgan) the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annualized Fund operating expenses exceed 1.50% of the Fund’s average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through April 30, 2013. For the six months ended June 30, 2012, the Adviser waived $47,508.

Administration, Accounting and Transfer Agency Agreement

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, JPMorgan receives a monthly fee based on the Fund’s average daily net assets, subject to a monthly minimum fee.

JPMorgan maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, JPMorgan receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, JPMorgan receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Fund’s portfolio securities.

Distribution Plan

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund’s shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the Fund accrued and the Adviser subsequently reimbursed $16,994 of distribution expenses under the Plan.

Underwriting Agreement

The Trust entered into an Underwriting Agreement on behalf of the Fund with Unified Financial Securities, Inc. (the “Distributor”). Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives a monthly fee for its services.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the Fund and providing administrative support services to the Fund’s Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund’s Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

4. Commitments and Contingencies

The Fund indemnifies the Trust’s Officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

APPLETON EQUITY GROWTH FUND

OTHER ITEMS

June 30, 2012 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Securities and Exchange Commission’s website; (ii) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-543-0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense Ratio Annualized June 30, 2012	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Six Months Ended June 30, 2012*

Actual	1.50%	$ 1,000.00	$ 1,105.00	$ 7.85
Hypothetical	1.50%	$ 1,000.00	$ 1,017.40	$ 7.52

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/ 366] (to reflect the one-half year period).

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5.  Audit Committee of Listed Companies.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6.  Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)(1)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Appleton Funds

By:	/s/ James I. Ladge
---------------------------
James I. Ladge
President and Treasurer
August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James I. Ladge
--------------------------
James I. Ladge
President and Treasurer
August 22, 2012